Share-Based Compensation - Narrative (Details)		1 Months Ended	12 Months Ended
	Jun. 30, 2020 CAD ($) shares	Mar. 31, 2019 shares $ / shares	Jun. 30, 2020 CAD ($) shares	Jun. 30, 2019 CAD ($) shares	Jun. 30, 2018 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of common shares issuable pursuant to compensation arrangements (shall not exceed)	10.00%		10.00%
Options outstanding (in shares)	5,748,503		5,748,503	5,693,397	2,346,343
Exercise period	3 years 11 months 11 days
Weighted average fair value of stock options granted (in CAD per share) | $	$ 25.26		$ 25.26	$ 63.36
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	376,296		376,296	169,195	179,167
Weighted average fair value of RSUs and DSUs granted (in CAD per share) | $	$ 37.82		$ 37.82	$ 96.24
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate share-based compensation expense | $			$ 43,700,000	$ 86,700,000
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares, right to receive (in shares)	1		1
Number of instruments reserved (in shares)	833,333		833,333
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	360,098		360,098	166,778
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Instrument redemption period following termination	90		90
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	16,198		16,198	2,417
DSUs and RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate share-based compensation expense | $			$ 5,800,000	$ 5,300,000
Top of range | DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	83,333		83,333
Strategic Advisor
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding (in shares)		1,663,480
Exercise price (in CAD per share) | $ / shares		$ 124.08
Exercise period		7 years
Vesting period		4
Strategic Advisor | Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate share-based compensation expense | $			$ 4,300,000	$ 16,700,000